SUBSEQUENT EVENTS (Details Narrative)				3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 21, 2022 USD ($)	Jul. 13, 2022 USD ($)	Jul. 08, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 21, 2022 CNY (¥)	Jul. 13, 2022 CNY (¥)	Jul. 08, 2022 CNY (¥)
Subsequent Event [Line Items]
Repayments of Related Party Debt					$ 154,510	$ 1,529,556	$ 684,784	$ 920,457
Subsequent Event [Member]
Subsequent Event [Line Items]
Due to Related Parties				$ 382,646
Repayments of Related Party Debt				167,003
Due from Related Parties				$ 148,430
Interest rate description	interest at 12.6%	interest at 14.4%	interest at 14.4%
Maturity date	Jul. 21, 2024	Jul. 13, 2024	Jul. 08, 2024
Subsequent Event [Member] | Webank Co Ltd [Member]
Subsequent Event [Line Items]
Principal amount		$ 23,000	$ 15,000							¥ 153,000	¥ 99,000
Subsequent Event [Member] | Guangdong Nanyue Bank Co Ltd [Member]
Subsequent Event [Line Items]
Principal amount		$ 53,000	$ 34,000							¥ 357,000	¥ 231,000
Subsequent Event [Member] | Huaneng Guicheng [Member]
Subsequent Event [Line Items]
Principal amount	$ 57,000								¥ 380,000